Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 222	$ 186	$ 656	$ 554
Excludes interest expense in Insurance investment result	54	83	77	100
Dividend income	$ 778	$ 803	$ 2,511	$ 2,396